RELATED PARTY TRANSACTIONS - Schedule of Related Party Transactions (Details) - USD ($) $ in Thousands		12 Months Ended
	Aug. 15, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Dividends to China Petroleum Corporation		$ 0	$ (7,000)	$ (12,360)
Golar LNG Limited
Related Party Transaction [Line Items]
Interest income		2,400
Distributions to Golar		(42,842)	(52,255)	(54,688)
Receivables (payables) from related parties		(1,237)	184,872
Golar LNG Limited | Golar Tundra
Related Party Transaction [Line Items]
Interest income			2,200
Golar LNG Limited | Time Charter Revenues
Related Party Transaction [Line Items]
Time charter revenues		0	17,423	28,368
Golar LNG Limited | Management and Administrative Service Fees
Related Party Transaction [Line Items]
Management and administrative service fees		(9,809)	(7,762)	(4,251)
Golar LNG Limited | Ship Management Fees
Related Party Transaction [Line Items]
Fees and expenses		(5,200)	(5,903)	(6,466)
Golar LNG Limited | Interest Income on Short-term Loans
Related Party Transaction [Line Items]
Interest income		0	0	122
Golar LNG Limited | Share Options Expense
Related Party Transaction [Line Items]
Fees and expenses		0	(228)	(181)
Golar LNG Limited | Deposit Paid
Related Party Transaction [Line Items]
Interest income		4,779	4,622	1,967
Fees to Helm Energy Advisors Inc.	$ (70,000)
Golar LNG Limited | Fees to Helm Energy Advisors Inc.
Related Party Transaction [Line Items]
Fees to Helm Energy Advisors Inc.		0	0	(795)
Golar LNG Limited | Balances Due from Golar and its Affiliates
Related Party Transaction [Line Items]
Receivables (payables) from related parties		(4,091)	4,138
Golar LNG Limited | Methane Princess Lease Security Deposit Movements
Related Party Transaction [Line Items]
Receivables (payables) from related parties		2,854	3,487
Golar LNG Limited | Deposit Paid to Golar
Related Party Transaction [Line Items]
Receivables (payables) from related parties		0	177,247
China Petroleum Corporation
Related Party Transaction [Line Items]
Dividends to China Petroleum Corporation		$ 0	$ (7,000)	$ (12,360)